Net Loss Per Share - Additional Information (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of options outstanding	5,415,213		5,435,629	5,509,379
Stock Options
Anti-dilutive common stock equivalents	5,415,213	5,455,629	5,435,629	5,509,379
Cara Therapeutics, Inc.
Number of options outstanding	113,487		113,487	219,379
Cara Therapeutics, Inc. | Stock Options
Number of options outstanding	113,487	244,904	113,487	219,379	213,596
Cara Therapeutics, Inc. | Restricted Stock Units
Number of restricted stock units outstanding	25,846	6,952	26,638	15,731	10,348